real estate joint ventures and investment in associate (Tables)	12 Months Ended
Dec. 31, 2022
real estate joint ventures and investment in associate
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2022	2021
ASSETS
Current assets
Cash and temporary investments, net	$8	$11
Other	27	28
	35	39
Non-current assets
Investment property	330	328
Other	10	10
	340	338
	$375	$377
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$18	$10
Construction credit facilities	342	—
	360	10
Non-current liabilities
Construction credit facilities	—	342
	—	342
	360	352
Owners’ equity
TELUS [1]	5	9
Other partners	10	16
	15	25
	$375	$377

1

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2022	2021
Revenue	$20	$13
Depreciation and amortization	$8	$7
Interest expense	$8	$3
Net income (loss) and comprehensive income (loss) [1]	$(16)	$(18)

1	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

Years ended December 31 (millions)	2022			2021
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(6)	$(6)	$—	$(3)	$(3)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—	4	4	—	4
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—	(4)	(4)	—	(4)
Funds we advanced or contributed, excluding construction credit facilities	—	4	4	—	10	10
Funds repaid to us and earnings distributed	—	(1)	(1)	—	—	—
Net increase (decrease)	—	(3)	(3)	—	7	7
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(11)	103
Valuation provision	—	3	3	—	(4)	(4)
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2022 and 2021, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).

3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.